Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Outstanding	11,165,007	9,040,043	5,505,068
Series C 9% Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary Equity, Par Value		$ 1,000	$ 1,000
Temporary Equity, Shares Authorized		4,200	4,200
Temporary Equity, Shares Outstanding		105	105
Temporary Equity, Liquidation Preference		$ 105,000	$ 105
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	200	200	200
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	600	600	600
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized	4,200	4,200	4,200
Preferred Stock, Shares Outstanding		105	105
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,400	1,400	1,400
Series E Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Series F Preferred Stock [Member]
Preferred Stock, Shares Authorized	200,000	200,000	200,000
Related Party [Member]
Accounts Payable, Other, Current	$ 20,000	$ 30,000	$ 120,000